Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2017
Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Disclosure Of Financial Liabilities At Fair Value Through Profit Or Loss Explanatory

19. Financial Liabilities at Fair Value through Profit or Loss

Details of financial liabilities at fair value through profit or loss as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial liabilities held for trading
Securities sold	￦	1,070,272	￦	1,870,579
Other		73,238		74,191

Sub-total		1,143,510		1,944,770

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		10,979,326		10,078,288

Total financial liabilities at fair value through profit or loss	￦	12,122,836	￦	12,023,058

The details of credit risk of financial liabilities designated at fair value through profit or loss as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial liabilities designated at fair value through profit or loss	￦	10,979,326	￦	10,078,288
Changes in fair value resulting from changes in the credit risk		12,131		12,236
Accumulated changes in fair value resulting from changes in the credit risk		(17,981)		(5,745)